Aug. 31, 2024
MFS Low Volatility Equity Fund
MFS® Low Volatility Equity Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Low Volatility Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Low Volatility Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fee		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.11%
Total Annual Fund Operating Expenses		0.94%	1.69%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.61%
Fee Reductions and/or Expense Reimbursements	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2025. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 0.89% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class’ average daily net assets annually for Class R2 shares, and 0.57% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2025.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Low Volatility Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
1 Year	$ 661	$ 567	$ 267	$ 65	$ 167	$ 116	$ 91	$ 65	$ 58
3 Years	853	828	528	216	528	373	295	216	191
5 Years	1,061	1,113	913	379	913	650	515	379	336
10 Years	$ 1,659	$ 1,794	$ 1,794	$ 854	$ 1,994	$ 1,439	$ 1,150	$ 854	$ 758
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption - MFS Low Volatility Equity Fund - USD ($)		Class B	Class C
1 Year	[1]	$ 167	$ 167
3 Years	[1]	528	528
5 Years	[1]	913	913
10 Years	[1]	$ 1,794	$ 1,794
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer. MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS generally eliminates the most volatile equity securities based on historical volatility as potential investments for the fund. MFS then constructs the portfolio using a portfolio optimization process that considers the blended rating as well as issuer, industry, and sector weightings, volatility, and other factors, with a goal of constructing a portfolio less volatile than the Standard & Poor's 500 Stock Index. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. Volatility is measured by the standard deviation of monthly returns. Volatility generally measures how much the fund's returns have varied over a specified time period.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks
Risk Table - MFS Low Volatility Equity Fund	Risk [Text Block]
Principal Risks

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Investment Selection Risk

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Investment Strategy Risk

Investment Strategy Risk: There is no assurance that the fund will be less volatile than the Standard & Poor's 500 Stock Index over the long term or for any year or period of years. The fund’s strategy to invest in equity securities with historically lower volatility may not produce the intended results if, in general, the historical volatility of an equity security is not a good predictor of the future volatility of that equity security, and/or if the specific equity securities held by the fund become more volatile than expected. In addition, the fund's strategy to blend fundamental and quantitative research may not produce the intended results, and MFS' fundamental research is not available for all issuers. It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Foreign Risk

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

REITs Risk

REITs Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Focus Risk

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the nine-month period ended September 30, 2024, was 17.32%. During the period(s) shown in the bar chart, the highest quarterly return was 14.57% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (18.26)% (for the calendar quarter ended March 31, 2020).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2023)
Average Annual Total Returns - MFS Low Volatility Equity Fund	Label	1 Year	5 Years	10 Years
Class A	Returns Before Taxes	5.67%	10.73%	9.45%
Class A | After Taxes on Distributions	Returns After Taxes on Distributions	4.17%	9.43%	8.51%
Class A | After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	4.40%	8.45%	7.62%
Class B	Returns Before Taxes	7.28%	10.95%	9.44%
Class C	Returns Before Taxes	10.29%	11.21%	9.45%
Class I	Returns Before Taxes	12.44%	12.33%	10.38%
Class R1	Returns Before Taxes	11.25%	11.20%	9.28%
Class R2	Returns Before Taxes	11.88%	11.77%	9.84%
Class R3	Returns Before Taxes	12.13%	12.05%	10.10%
Class R4	Returns Before Taxes	12.37%	12.33%	10.37%
Class R6	Returns Before Taxes	12.53%	12.44%	10.47%
Standard & Poor's 500 Stock Index	Standard & Poor's 500 Stock Index	26.29%	15.69%	12.03%
MSCI USA Minimum Volatility Index (net div)	MSCI USA Minimum Volatility Index (net div)	9.14%	9.66%	9.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.